Document and Entity Information	Jul. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001175535
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 14, 2026
Entity Registrant Name	Whitestone REIT
Entity Incorporation State Country Code	MD
Entity File Number	001-34855
Entity Tax Identification Number	76-0594970
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	40th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	(212)
Local Phone Number	750-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, par value $0.001 per share
Trading Symbol	WSR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false